Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earning per Share (Table)

	Six months ended June 30,
	2023	2024
Income :
Net income	$90,194	$180,936

Basic earnings per share:
Weighted average common shares outstanding, basic	102,821,671	96,670,823
Basic earnings per share	$0.88	$1.87

Effect of dilutive securities:
Convertible Notes	—	2,690,362
Dilutive effect of non vested shares	349,053	355,797
Dilutive potential common shares	349,053	3,046,159

Weighted average common shares outstanding, diluted	103,170,724	99,716,982

Diluted earnings per share	$0.87	$1.82